Leases - Cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Payment of principal portion of lease liabilities	€ (233)	€ (239)	€ (217)
Interest paid on lease liabilities	(31)	(27)	(25)
Total	(266)	(267)	(243)
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Payment of principal portion of lease liabilities	(233)	(239)	(217)
Interest paid on lease liabilities	€ (33)	€ (28)	€ (26)